Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments
Securities lending	2018	2017
Carrying amount of transferred financial assets	3,718	4,987
Fair value of cash collateral received	2,480	3,277
Fair value of non-cash collateral received	1,356	1,847
Net exposure	(117)	(138)

Non-cash collateral that can be sold or repledged in the absence of default	1,171	1,550
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Financial Assets

The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2018
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	81	3,310	404	249
Carrying amount of associated liabilities	91	3,396	416	69

	2017
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	114	5,805	54	384
Carrying amount of associated liabilities	122	5,929	55	93

Summary of Reverse Repurchase Agreements
Reverse repurchase agreements	2018	2017
Cash paid for reverse repurchase agreements	2,195	4,859
Fair value of non-cash collateral received	2,224	4,885
Net exposure	(29)	(25)

Non-cash collateral that can be sold or repledged in the absence of default	1,740	4,166
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts

The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2018	2017
General account (contingent) liabilities	4,844	5,588
Collateral pledged	6,694	6,951
Net exposure	(1,849)	(1,363)
Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2018	2017
Cash received on repurchase agreements	322	1,373
Collateral pledged (transferred financial assets)	325	1,370
Net exposure	(3)	3

Residential mortgage- backed securities [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments	The fair values of Aegon Americas’ available-for-sale (AFS) RMBS instruments were determined as follows:

	Level II	Level III	Total 2018	Level II	Level III	Total 2017
RMBS	2,060	42	2,102	2,931	54	2,985

Commercial mortgage- backed securities (CMBSs) [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments	The fair values of Aegon Americas’ available-for-sale (AFS) CMBS instruments were determined as follows:

	Level II	Level III	Total 2018	Level II	Level III	Total 2017
CMBS	3,310	4	3,314	3,372	3	3,375

Asset backed securities [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments

The fair values of Aegon Americas and Aegon the Netherlands available-for-sale (AFS) ABS instruments were determined as follows:

	Level II	Level III	Total 2018	Level II	Level III	Total 2017
ABSs	3,650	853	4,503	3,323	903	4,226